Retained Earnings - Summary of Retained Earnings (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Legal reserve	₩ 22,320	₩ 22,320
Reserve for business expansion	9,631,138	11,631,138
Reserve for technology development	4,365,300	4,365,300
Appropriated retained earnings	13,996,438	15,996,438
Unappropriated retained earnings	8,444,953	6,418,583
Retained earnings	₩ 22,463,711	₩ 22,437,341